Variable interest entities - Assets and Liabilities of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Trading assets	$ 13,981	$ 10,058
Other assets	2,151	1,261
Other liabilities	422	195
Nonredeemable noncontrolling interests	359	50
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Trading assets	846	510
Other assets	45	16
Total assets	891	526
Other liabilities	5	1
Total liabilities	5	1
Nonredeemable noncontrolling interests	359	50
Voting Model Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
VME classification of carrying amount, assets	43	91
VME classification of carrying amount, liabilities	1	1
Noncontrolling interest in VME	$ 7	$ 12